S000028685 [Member] Expense Example, No Redemption - CTIVP - Principal Large Cap Growth Fund	Dec. 31, 2025 USD ($)
CTIVP - Principal Large Cap Growth Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
CTIVP - Principal Large Cap Growth Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,166